As filed with the Securities and Exchange                     File No. 2-53038
Commission on August 1, 2000                                  File No. 811-2565
_______________________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
_______________________________________________________________________________

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 46

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 37

                           AETNA VARIABLE ENCORE FUND
                           --------------------------

                           d/b/a Aetna Money Market VP
                           ---------------------------

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 275-3252

                            Michael Gioffre, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)

_______________________________________________________________________________
It is proposed that this filing will become effective:

           X   immediately upon filing pursuant to paragraph (b)
          ---

                                  PARTS A AND B
                                  -------------

The Prospectus and Statement of Additional Information is incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 46 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on May 1, 2000.

The Supplement to the Prospectus is incorporated into Part A of this Post-Effective Amendment No. 46 by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed on August 1, 2000.

The Supplement to the Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 46 by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed on August 1, 2000.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 23. Exhibits

         (a.1)   Charter (Declaration of Trust)(1)
         (a.2)   Amendment to Declaration of Trust of Aetna Variable Encore Fund
                 (Registrant)(2)
         (b)     Amended and Restated Bylaws (adopted by Board of
                 Directors September 14, 1994)(1)
         (c)     Instruments Defining Rights of Holders(3)
         (d)     Investment Advisory Agreement between the Registrant and
                 Aeltus Investment Management, Inc. ("Aeltus")(4)
         (e)     Form of Underwriting Agreement between the Registrant and
                 Aetna Investment Services, Inc. (AISI)
         (f)     Directors' Deferred Compensation Plan(2)
         (g)     Custodian Agreement between the Registrant and Mellon Bank,
                 N.A.(1)
         (h)     Administrative Services Agreement between the Registrant and Aeltus(2)
         (i)     Opinion and Consent of Counsel
         (j)     Consent of Independent Auditors
         (k)     Not Applicable
         (l)     Not Applicable
         (m)     Not Applicable
         (n)     Not Applicable
         (o)     Not Applicable
         (p.1)   Aeltus Code of Ethics(5)
         (p.2)   Aetna Mutual Funds Code of Ethics(5)
         (q.1)   Power of Attorney (November 6, 1998)(6)
         (q.2)   Authorization for Signatures(7)

1.   Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No.
     2-53038), as filed with the Securities and Exchange Commission (SEC) on April 25, 1996.
2.   Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-1A (File No.
     2-53038), as filed with the SEC on April 27, 1998.
3.   Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No.
     2-53038), as filed with the SEC on June 7, 1996.
4.   Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-1A (File
     No. 2-53038), as filed with the SEC on April 25, 2000.
5.   Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No.
     333-05173), as filed with the SEC on July 31, 2000.
6.   Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File
     No. 33-12723), as filed with the SEC on March 10, 1999.


7.   Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on form N-1A (File
     No. 333-05173), as filed with the SEC on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

     Registrant is a Massachusetts business trust for which separate financial statements are filed. As of June 30, 2000, Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, owned 96.57% of the Registrant's outstanding voting securities, through direct ownership or through one of Aetna's separate accounts.

     Aetna is an indirect wholly owned subsidiary of Aetna Inc.

     A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to
     Item 26 of the Registration Statement on Form N-4 (File No. 333-37448), as filed with the SEC on May 19, 2000.

Item 25. Indemnification
------------------------

     Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides indemnification for Registrant's trustees and officers. In addition, the Registrant's trustees and officers are currently covered under a directors and officers errors and omissions liability insurance policy, issued by ICI Mutual Insurance Company, which expires on October 1, 2002.

     Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h) of this Post-Effective Amendment, provides for indemnification of Aeltus, the Administrator.

Item 26.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

     The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Aeltus also acts as the investment adviser to certain private accounts.

     The following table summarizes the business connections of the directors and principal officers of the investment adviser.

------------------------------ -------------------------------- ---------------------------------------------------------
Name                           Positions and Offices            Other Principal Position(s) Held
----                           with Investment Adviser          Since Dec. 31, 1997/Addresses*
                               -----------------------          ------------------------------
------------------------------ -------------------------------- ---------------------------------------------------------
John Y. Kim                    Director, President, Chief       Director, President and Chief Investment Officer (since
                               Executive Officer, Chief         May 2000) - Aetna; Director (February 1995 - March
                               Investment Officer               1998) - Aetna; Director, President, Chief Executive
                                                                Officer, Chief  Investment  Officer (since  May 1996) -
                                                                Aeltus Trust  Company; Senior Vice President (September
                                                                1994 - May 2000) - Aetna.

J. Scott Fox                   Director, Managing Director,     Vice President (April 1997 - April 1998) - Aetna
                               Chief Operating Officer, Chief   Retirement Services, Inc.; Director and Senior Vice
                               Financial Officer                President (March 1997 - February 1998) - Aetna.

Thomas J. McInerney            Director                         Director (since February 1998) and President (since
                                                                August 1997) - Aetna Retirement Services, Inc.;
                                                                Director and President (September 1997 - May 2000) -
                                                                Aetna; Executive Vice President (since August 1997) -
                                                                Aetna Inc.

Catherine H. Smith             Director                         Director (since March 1999), Senior Vice President
                                                                (since April 1999), Chief Financial Officer (since
                                                                February 1998) - Aetna Retirement Services, Inc.;
                                                                Director, Senior Vice President and Chief Financial
                                                                Officer (since February 1998) - Aetna; Vice President,
                                                                Strategy, Finance and Administration, Financial
                                                                Relations (September 1996 - February 1998) - Aetna Inc.
Stephanie A. DeSisto           Vice President

Brian K. Kawakami              Vice President, Chief
                               Compliance Officer

Neil Kochen                    Managing Director, Chief
                               Investment Officer, Equity
                               Investments

Frank Litwin                   Managing Director, Retail
                               Marketing and Sales

L. Charles Meythaler           Managing Director,
                               Institutional Marketing
                               and Sales

James Sweeney                  Managing Director, Fixed
                               Income Investments

       * Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters
-------------------------------

(a) In addition to serving as the principal underwriter for the Registrant, AISI also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund and Aetna Generation Portfolios, Inc. (all management investment companies registered under the 1940 Act).

(b)  The following are the directors and principal officers of the Underwriter:

Name and Principal                       Positions and Offices with Principal                  Positions and Offices
Business Address*                                    Underwriter                                  with Registrant
------------------                       ------------------------------------                  -------------------
Maureen M. Gillis                        Director and President                                None
Allan Baker                              Director and Senior Vice President                    None
Robert L. Francis                        Director and Senior Vice President                    None
Marie Augsberger                         Senior Vice President                                 None
Steven A. Haxton                         Senior Vice President                                 None
Gary  J. Hegedus                         Senior Vice President                                 None
Deborah Koltenuk                         Vice President, Treasurer and Chief Financial         None
                                         Officer

Therese Squillacote                      Vice President and Chief Compliance Officer           None
John F. Todd                             Corporate Secretary and Counsel                       None

     * The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29.  Management Services
-----------------------------

     Not applicable.


Item 30. Undertakings
---------------------

     Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Encore Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 1st day of August, 2000.

                                                   AETNA VARIABLE ENCORE FUND
                                                          (Registrant)

                                                   By   J. Scott Fox*
                                                     ------------------------
                                                         J. Scott Fox
                                                         President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                              Title                                               Date
---------                              -----                                               ----
J. Scott Fox*                          President and Trustee                               )
------------------------------------
J. Scott Fox                           (Principal Executive Officer)                       )
                                                                                           )
Albert E. DePrince, Jr.*               Trustee)
------------------------------------
Albert E. DePrince, Jr.                                                                    )
                                                                                           )
Maria T. Fighetti*                     Trustee)
------------------------------------
Maria T. Fighetti                                                                          )
                                                                                           )     August 1,
David L. Grove*                        Trustee)                                                   2000
------------------------------------
David L. Grove                                                                             )
                                                                                           )
John Y. Kim*                           Trustee)
------------------------------------
John Y. Kim                                                                                )
                                                                                           )
Sidney Koch*                           Trustee)
------------------------------------
Sidney Koch                                                                                )
                                                                                           )
Shaun P. Mathews*                      Trustee)
------------------------------------
Shaun P. Mathews                                                                           )



                                                                                            )
Corine T. Norgaard*                    Trustee                                              )
------------------------------------
Corine T. Norgaard                                                                          )
                                                                                            )
Richard G. Scheide*                    Trustee                                              )
------------------------------------
Richard G. Scheide                                                                          )
                                                                                            )
Stephanie A. DeSisto*                  Treasurer and Chief Financial Officer                )
------------------------------------
Stephanie A. DeSisto                   (Principal Financial and Accounting Officer)         )

By: /s/ Michael Gioffre
    -------------------
    *Michael Gioffre
     Attorney-in-Fact

Executed pursuant to Power of Attorney Dated November 6, 1998 and filed with the Securities and Exchange Commission on March 10, 1999.

                           Aetna Variable Encore Fund
                                  EXHIBIT INDEX

       Exhibit No.            Exhibit                                                                           Page
       ----------             -------                                                                           ----
         99-(e)               Form of Underwriting Agreement between the Registrant and Aetna
                              Investment Services, Inc. (AISI)
                                                                                                          ------------------

         99-(i)               Opinion and Consent of Counsel

                                                                                                          ------------------

         99-(j)               Consent of Independent Auditors

                                                                                                          ------------------